ACQUISITION OF BUSINESSES - Industrial Operations - Other (Details) - Industrial operations - Service and Swabbing Rig Assets Bundle - USD ($) $ in Millions		12 Months Ended
	Nov. 05, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 12
Proportion of ownership interest in subsidiary	40.00%
Percentage of voting equity interests acquired	73.00%
Gain recognised in bargain purchase transaction	$ 7
Revenue of acquiree since acquisition date		$ 3
Profit (loss) of acquiree since acquisition date		1
Revenue of acquiree as if combination occurred at beginning of period		13
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 2